Annual Fund Operating Expenses - iShares iBonds Oct 2036 Term TIPS ETF	Feb. 20, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 15, 2036
iShares iBonds Oct 2036 Term TIPS ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Acquired Fund Fees and Expenses	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.10%	[1]
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.10%	[1]

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
[2]	Based on estimated amounts for the current fiscal year.